Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Financial Information of Discontinued Operations

The major classes of line items constituting operating results of discontinued operations included in the Company’s consolidated statements of comprehensive income (loss) were as follows for the years ended December 31, 2018 and 2019. The gain from disposal of discontinued operations, net of income taxes, recorded for the year ended December 31, 2019, was to account for the reimbursement of legal and consulting expenses from the buyer in relation to the sale of ATA Online business.

Revenues generated from ATA Online Business, which primarily include testing services and online education services have been classified and reported under discontinued operations for all the periods presented.

	Year ended December 31,
	2018	2019
	RMB	RMB
Net revenues	194,939,146	—
Cost of revenues	116,432,436	—
Operating expenses	104,587,110	—
Other income	6,929,814	—
Loss from operations of discontinued operations, before income taxes	(19,150,586)	—
Income tax benefit	(199,617)	—
Loss from operations of discontinued operations, net of income taxes	(18,950,969)	—
Gain from disposal of discontinued operations, net of income taxes	937,605,948	4,894,197
Income from discontinued operations, net of income taxes	918,654,979	4,894,197
Net loss attributable to non-redeemable non-controlling interests from discontinued operations	(10,608)	—
Net Income from discontinued operations attributable to ATA Creativity Global	918,665,587	4,894,197

The condensed cash flows of the discontinued operations were as follows for the years ended December 31, 2018 and 2019.

	Year ended December 31,
	2018	2019
	RMB	RMB
Net cash provided by (used in) operating activities	(25,108,520)	4,894,197
Net cash used in investing activities	(8,666,299)	—
Net cash used in financing activities	(21,098,633)	—